Loans Allowance for Credit Losses Credit Quality and OffBalance Sheet Credit Exposures (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Commercial loans		$ 3.0	$ 4.0
Consumer loans	$ 4.9	7.0	3.8
Accrued interest receivable		$ 4.0	$ 3.8